Leases - Schedule of Lease, Cost (Details)	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Weighted-average remaining lease term	1 year 3 months 18 days	1 year 8 months 12 days
Weighted-average discount rate	3.10%	3.70%